Financial Instruments (Tables)	3 Months Ended
Jun. 30, 2024
Receivables [Abstract]
Schedule of Loans and Other Receivables Carried at Amortized Cost
Loans and other receivables carried at amortized cost is as follows:

	As of
(in millions)	June 30, 2024	March 31, 2024
Loans and other receivables carried at amortized cost
Loans receivable	$26	$26
Other receivables	8	12
Allowance for current expected credit losses	(19)	(19)
Loans and other receivables carried at amortized cost, net	$15	$19